Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	UCI HOLDINGS LTD
Entity Central Index Key	0001513050
Document Type	6-K
Document Period End Date	Sep. 30, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3
Current Fiscal Year End Date	--12-31